Organization and Principal Activities - Schedule of VIEs Reported Consolidated Statements of Operations and Comprehensive Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost of revenues	$ 654,979	$ 729,752	$ 380,072
Total operating expenses	15,753,432	3,782,029	1,895,209
Net income	(3,818,737)	24,048,184	13,888,767
Variable Interest Entity [Member]
Revenues	14,402,329	25,116,139	15,821,980
Cost of revenues	654,979	729,752	380,072
Total operating expenses	19,753,068	3,477,939	1,555,571
Net income	$ 1,530,958	$ 24,268,121	$ 13,920,490